Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

October 11, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Trust for Credit Unions (“Registrant”)
File Nos. 033-18781 and 811-05407

Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in the eXtensible Business Reporting Language (“XBRL”) format that reflect the risk/return summary information included in Registrant’s TCU Shares Prospectus dated December 23, 2011, as revised October 1, 2012 (accession number 0001193125-12-411114). The purpose of the filing is to submit the 497(e) filing dated October 1, 2012 in XBRL for TCU Shares of the Registrant’s Portfolios.

Questions and comments concerning the Amendment can be directed to the undersigned at (215) 988-3328.

Very Truly Yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

Enclosures

cc:	Mr. Jay Johnson
Mary Jo Reilly, Esq.